Financial Instruments - Schedule of Contractual Principal Payments Due with Final Maturity (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Contractual Principal Payments Due with Final Maturity [Line Items]
Debentures	R$ 45,780	R$ 51,197	R$ 60,873
Less than 1 year [Member]
Schedule of Contractual Principal Payments Due with Final Maturity [Line Items]
Debentures
1 to 3 years [Member]
Schedule of Contractual Principal Payments Due with Final Maturity [Line Items]
Debentures	51,197	R$ 51,197
3 to 5 years [Member]
Schedule of Contractual Principal Payments Due with Final Maturity [Line Items]
Debentures